Capital structure and financial items - Financial assets and liabilities - Financial liabilities by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial assets	kr 79,015	kr 62,600
Financial liabilities	67,105	57,069
Financial assets at fair value through the income statement
Disclosure of financial liabilities [line items]
Financial assets	11,480	7,318
Financial assets at fair value through the income statement | Derivatives used as hedging instruments
Disclosure of financial liabilities [line items]
Financial assets	2,727	1,690
Derivatives used as hedging instruments (liability) | Derivatives used as hedging instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,903	2,184
Derivatives used as hedging instruments (liability) | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,903	2,184
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	64,202	54,885
Financial liabilities measured at amortised cost | Borrowings, noncurrent
Disclosure of financial liabilities [line items]
Financial liabilities	24,318	12,961
Financial liabilities measured at amortised cost | Borrowings (current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,466	13,684
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	15,587	8,870
Financial liabilities measured at amortised cost | Other liabilities (non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	100	360
Financial liabilities measured at amortised cost | Other liabilities (current)
Disclosure of financial liabilities [line items]
Financial liabilities	23,606	19,600
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	kr (875)	kr (590)